Details of Significant Accounts - Schedule of Information on Profit and Loss Accounts Relating to Lease Contracts (Details) - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Information On Profit And Loss Accounts Relating To Lease Contracts Abstract
Interest expense on lease liabilities	$ 239	$ 93